BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2010
BORROWINGS
Schedule of the Group's notes

	Currency	Interest rate	2010	2009
MTS International Notes due 2020	USD	8.625%	$750,000	$—
MTS OJSC Notes due 2020	RUB	8.15%	492,176	—
MTS OJSC Notes due 2016	RUB	14.25%	492,176	495,963
MTS OJSC Notes due 2014	RUB	16.75%	492,176	495,963
MTS Finance Notes due 2012	USD	8.00%	400,000	400,000
MTS OJSC Notes due 2017	RUB	8.70%	328,117	—
MTS OJSC Notes due 2018	RUB	8.00%	315,337	323,698
MTS OJSC Notes due 2015	RUB	7.75%	39,823	248,213
MTS OJSC Notes due 2013	RUB	7.00%	13,249	247,981
MTS Finance Notes due 2010	USD	8.38%	—	400,000
MGTS Notes due 2010	RUB	16.00%	—	402
Less: unamortized discount			(202)	(2,587)

Total notes			$3,322,852	$2,609,633
Less: current portion			(492,176)	(1,218,084)

Total notes, long-term			$2,830,676	$1,391,549

Dates of announcement of the sequential coupon for notes

MTS OJSC Notes due 2014	May 2011
MTS OJSC Notes due 2016	June 2012
MTS OJSC Notes due 2018	June 2013
MTS OJSC Notes due 2020	November 2015

Fair value of notes based on market quotes at the stock exchanges where they are traded

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	112.40	$843,000
MTS OJSC Notes due 2014	MICEX	104.03	512,011
MTS OJSC Notes due 2016	MICEX	99.85	491,438
MTS OJSC Notes due 2020	MICEX	98.00	482,333
MTS Finance Notes due 2012	Luxembourg stock exchange	105.61	422,440
MTS OJSC Notes due 2017	MICEX	99.65	326,969
MTS OJSC Notes due 2018	MICEX	101.50	320,067
MTS OJSC Notes due 2015	MICEX	100.50	40,022
MTS OJSC Notes due 2013	MICEX	99.96	13,244

Total notes			$3,451,524

Schedule of the Group's loans from banks, financial institutions, and related parties

			December 31,
		Interest rate (actual at December 31, 2010)
	Maturity		2010	2009
USD-denominated:
Skandinavska Enskilda Banken AB	2011 - 2017	LIBOR+0.23% - 1.8% (0.68% - 2.26%)	$242,013	$279,519
EBRD	2011 - 2014	LIBOR+1.51% - 3.1% (1.97% - 3.56%)	116,667	150,000
HSBC Bank plc and ING BHF Bank AG	2011 - 2014	LIBOR+0.3% (0.76%)	71,244	90,985
Citibank International plc and ING Bank N.V.	2011 - 2013	LIBOR+0.43% (0.88%)	62,486	84,560
HSBC Bank plc, ING Bank and Bayerische Landesbank	2011 - 2015	LIBOR+0.3% (0.76%)	59,570	76,180
Commerzbank AG, ING Bank AG and HSBC Bank plc	2011 - 2014	LIBOR+0.3% (0.76%)	51,285	66,557
Barclays	Fully repaid in February 2011	LIBOR+0.13% - 0.15% (0.59% - 0.61%)	46,047	59,203
ABN AMRO Bank N.V.	2011 - 2013	LIBOR+0.35% (0.81%)	18,861	25,149
Syndicated Loan Facility granted to MTS OJSC in 2006	Voluntarily repaid in 2010	—	—	323,077
Syndicated Loan Facility granted to MTS OJSC in 2009	Voluntarily repaid in 2010	—	—	360,000
Other	2011 - 2013	various	7,569	21,694

			$675,742	$1,536,924
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2011 - 2018	EURIBOR+1.65% (2.88%)	$52,159	$—
LBBW	2011 - 2017	EURIBOR+0.75% (1.98%)	43,201	—
Bank of China	2011 - 2016	EURIBOR+1.95% (3.18%)	35,123	—
ABN AMRO Bank N.V.	2011 - 2013	EURIBOR+0.35% (1.58%)	13,740	19,859
Syndicated Loan Facility granted to MTS OJSC in 2009	Voluntarily repaid in 2010	—	—	341,580
EBRD	Voluntarily repaid in 2010	—	—	312,743
European Investment Bank	Voluntarily repaid in 2010	—	—	164,979
Gazprombank	Voluntarily repaid in 2010	—	—	143,460
Nordic Investment Bank	Voluntarily repaid in 2010	—	—	114,768
Other	2011 - 2012	various	3,060	5,972

			$147,283	$1,103,361
RUB-denominated:
Sberbank	2015 - 2017	8.95%	$1,968,704	$—
Bank of Moscow	2013	8.00% - 9.50%	459,364	—
Gazprombank	2013 - 2015	8.75%	360,929	213,600
Gazprombank	2013 - 2015	8.75%	137,809	—
Sberbank	2011	10.5%	19,234	—
Sberbank	Voluntarily repaid in 2010	—	—	859,669
Sberbank	Voluntarily repaid in 2010	—	—	1,554,017
Sberbank	Voluntarily repaid in 2010	—	—	396,770
Other	2011 - 2023	various	34,377	25,241

			$2,980,417	$3,049,297
Debt-related parties	2011 - 2012	various	14,563	46,935

			$14,563	$46,935
Total bank loans			$3,818,005	$5,736,517
Less: current portion			(256,052)	(801,242)

Total bank loans, long-term			$3,561,953	$4,935,275

Schedule of the Group's total available credit facilities

	Maturity	Interest rate	Commitment fees	Available till	Available amount (USD equivalent)
Sberbank	2017	8.95%	0.50%	July 2011	$1,312,469
Calyon, ING Bank N.V. and Nordea Bank AB	2019/2020	LIBOR + 1.15%	0.40%	August 2011/ December 2012	1,074,371
Credit Agricole (Finnvera)	2019	EURIBOR + 1.65%	0.825%	February 2011/ February 2013	396,999
Bank of China (BNP Paribas)	2016	EURIBOR + 1.95%	0.60%	December 2011	175,500

Total available credit facilities					$2,959,339

Aggregated scheduled maturities of principal on notes and bank loans

	Notes	Bank loans
Payments due in the year ended December 31,
2011	$492,176	$256,052
2012	891,973	190,750
2013	328,586	717,194
2014	—	437,507
2015	531,999	800,815
Thereafter	1,078,118	1,415,687

Total	$3,322,852	$3,818,005